Short-Term Investments	12 Months Ended
Dec. 31, 2014
Investments Schedule [Abstract]
Short-Term Investments
6.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Held-to-maturity securities
- Fixed rate time deposits	127,023	11,242	1,812
- Floating rate time deposits	74,803	—	—
- Floating rate principal guaranteed investments	900,000	—	—
- Fixed rate principal guaranteed investments	—	900,000	145,054

	1,101,826	911,242	146,866

The Company recorded interest income related to its short-term investments amounting to RMB12,708, RMB35,649 and RMB50,882 (US$8,405) for the years ended December 31, 2012, 2013 and 2014, respectively, in the consolidated statements of operations. There were no unrealized gains or losses as of December 31, 2012, 2013 and 2014.